Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax penalties and interest expense	$ 1.1	$ 1.4
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3.1
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Credit carryforwards	$ 9.0